Investment Objectives and Goals	Dec. 16, 2024
Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Objective, Primary [Text Block]	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco FTSE RAFI Emerging Markets ETF
Objective, Primary [Text Block]	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Objective, Primary [Text Block]	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.